Investments in associates and joint arrangements - Statement of financial position (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of financial position
Current Assets	€ 27,013	€ 33,246
Total Assets	155,063	168,168
Equity shareholders' funds	57,816	62,625	€ 63,445	€ 70,943
Non-current liabilities	68,536	72,158
Current liabilities	28,711	33,385
Cash and cash equivalents on formation	5,821	13,557
Safaricom Limited
Statement of financial position
Non-current assets	1,333	1,398
Current Assets	438	424
Total Assets	1,771	1,822
Equity shareholders' funds	1,045	1,212
Non-current liabilities	131	119
Current liabilities	595	491
Cash and cash equivalents on formation	208	234
Non-current liabilities excluding trade and other payables and provisions	93	101
Current liabilities excluding trade and other payables and provisions	149	99
Dividend received	171	261
Vodafone Idea Limited
Statement of financial position
Non-current assets	19,387	21,240
Current Assets	2,548	3,235
Total Assets	21,935	24,475
Equity shareholders' funds	(5,615)	(3,475)
Non-current liabilities	21,749	15,835
Current liabilities	5,801	12,115
Cash and cash equivalents on formation	200	320
Non-current liabilities excluding trade and other payables and provisions	14,992	15,790
Current liabilities excluding trade and other payables and provisions	2,917	2,979
VodafoneZiggo Group Holding B.V.
Statement of financial position
Non-current assets	16,978	17,745
Current Assets	911	752
Total Assets	17,889	18,497
Equity shareholders' funds	2,380	3,260
Non-current liabilities	13,025	12,974
Current liabilities	2,484	2,263
Cash and cash equivalents on formation	330	116
Non-current liabilities excluding trade and other payables and provisions	12,466	12,550
Current liabilities excluding trade and other payables and provisions	1,154	1,108
Dividend received	209	148	200
INWIT S.p.A.
Statement of financial position
Non-current assets	14,422	14,517
Current Assets	256	288
Total Assets	14,678	14,805
Equity shareholders' funds	8,801	8,917
Non-current liabilities	5,536	4,907
Current liabilities	341	981
Cash and cash equivalents on formation	120	40
Non-current liabilities excluding trade and other payables and provisions	5,314	4,684
Current liabilities excluding trade and other payables and provisions	185	218
Dividend received	42
Indus Towers Limited
Statement of financial position
Non-current assets	5,271	2,448
Current Assets	1,198	562
Total Assets	6,469	3,010
Equity shareholders' funds	3,083	566
Non-current liabilities	1,936	1,327
Current liabilities	1,450	1,117
Cash and cash equivalents on formation	230	16
Non-current liabilities excluding trade and other payables and provisions	1,656	1,095
Current liabilities excluding trade and other payables and provisions	906	658
Dividend received	201	0	€ 141
TPG Telecom Limited
Statement of financial position
Non-current assets	10,272	2,965
Current Assets	679	767
Total Assets	10,951	3,732
Equity shareholders' funds	3,121	(2,047)
Non-current liabilities	6,884	5,146
Current liabilities	946	633
Cash and cash equivalents on formation	268	196
Non-current liabilities excluding trade and other payables and provisions	6,825	5,137
Current liabilities excluding trade and other payables and provisions	€ 83	€ 124